Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 84.9%
Airlines — 1.6%
Southwest Airlines Co.*	39,709	$1,224,626
Auto Manufacturers — 1.4%
Cummins, Inc.	3,609	734,467
PACCAR, Inc.	4,240	354,846
		1,089,313
Auto Parts & Equipment — 2.3%
Aptiv PLC*	3,134	245,110
BorgWarner, Inc.	36,811	1,155,866
Cie Generale des Etablissements Michelin SCA	17,740	397,477
		1,798,453
Banks — 10.9%
First Hawaiian, Inc.	48,559	1,196,008
Northern Trust Corp.	23,679	2,025,975
Prosperity Bancshares, Inc.	15,270	1,018,204
The Bank of New York Mellon Corp.	50,788	1,956,354
Truist Financial Corp.	29,157	1,269,496
US Bancorp	13,344	538,030
Westamerica BanCorp	9,163	479,133
		8,483,200
Building Materials — 0.8%
Cie de Saint-Gobain	17,211	615,390
Chemicals — 1.8%
Akzo Nobel N.V.	12,806	725,715
Axalta Coating Systems Ltd.*	32,148	677,037
		1,402,752
Commercial Services — 0.1%
Euronet Worldwide, Inc.*	1,316	99,700
Computers — 1.7%
Amdocs Ltd.	8,110	644,340
HP, Inc.	26,361	656,916
		1,301,256
Diversified Financial Services — 2.5%
Ameriprise Financial, Inc.	2,814	708,987
T. Rowe Price Group, Inc.	12,065	1,266,946
		1,975,933
Electric — 4.9%
Duke Energy Corp.	836	77,765
Edison International	22,410	1,267,958
Evergy, Inc.	3,031	180,042
Eversource Energy	3,647	284,320
NorthWestern Corp.	22,344	1,101,112
Pinnacle West Capital Corp.	14,022	904,559
		3,815,756
Electrical Components & Equipment — 2.2%
Emerson Electric Co.	22,749	1,665,682
Electronics — 3.2%
Atkore, Inc.*	4,549	353,958
	Number of Shares	Value†

Electronics — (continued)
Hubbell, Inc.	800	$178,400
nVent Electric PLC	39,569	1,250,776
TE Connectivity Ltd.	6,659	734,887
		2,518,021
Engineering & Construction — 0.8%
Vinci S.A.	7,636	617,453
Environmental Control — 0.5%
Republic Services, Inc.	2,963	403,086
Food — 5.4%
Conagra Brands, Inc.	43,681	1,425,311
Koninklijke Ahold Delhaize N.V.	54,931	1,399,172
Orkla ASA	32,317	234,922
The J.M. Smucker Co.	8,370	1,150,122
		4,209,527
Food Service — 0.9%
Sodexo S.A.	9,295	698,058
Forest Products & Paper — 0.5%
Mondi PLC	23,564	362,001
Gas — 2.0%
Atmos Energy Corp.	1,847	188,117
Spire, Inc.	21,678	1,351,190
		1,539,307
Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	3,425	257,594
Healthcare Products — 6.7%
Baxter International, Inc.	8,411	453,017
DENTSPLY SIRONA, Inc.	17,518	496,635
Henry Schein, Inc.*	21,656	1,424,315
Hologic, Inc.*	6,643	428,606
Zimmer Biomet Holdings, Inc.	23,212	2,426,815
		5,229,388
Healthcare Services — 3.7%
HCA Healthcare, Inc.	423	77,743
Quest Diagnostics, Inc.	13,118	1,609,447
Universal Health Services, Inc., Class B	13,547	1,194,575
		2,881,765
Household Products & Wares — 1.5%
Kimberly-Clark Corp.	10,581	1,190,786
Insurance — 6.0%
Aflac, Inc.	13,829	777,190
Chubb Ltd.	2,106	383,039
Reinsurance Group of America, Inc.	8,916	1,121,722
The Allstate Corp.	13,838	1,723,246
The Hanover Insurance Group, Inc.	5,057	648,004
		4,653,201
Internet — 1.2%
F5, Inc.*	6,241	903,260

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — 0.1%
Polaris, Inc.	845	$80,824
Machinery — Construction & Mining — 1.6%
Oshkosh Corp.	17,304	1,216,298
Machinery — Diversified — 0.5%
IMI PLC	29,571	365,678
Media — 1.5%
Fox Corp., Class B	40,403	1,151,485
Oil & Gas — 2.7%
Devon Energy Corp.	7,692	462,520
Diamondback Energy, Inc.	4,971	598,807
EQT Corp.	8,836	360,067
Phillips 66	4,780	385,841
Pioneer Natural Resources Co.	1,304	282,355
		2,089,590
Oil & Gas Services — 0.7%
Baker Hughes Co.	24,986	523,707
Packaging and Containers — 2.7%
Amcor PLC	44,735	480,006
Packaging Corp. of America	10,707	1,202,289
Sonoco Products Co.	7,841	444,820
		2,127,115
Pharmaceuticals — 3.5%
AmerisourceBergen Corp.	8,937	1,209,444
Becton Dickinson and Co.	1,893	421,817
Cardinal Health, Inc.	6,203	413,616
Embecta Corp.	22,178	638,505
		2,683,382
Retail — 5.0%
Advance Auto Parts, Inc.	8,135	1,271,826
Beacon Roofing Supply, Inc.*	4,586	250,946
Dollar Tree, Inc.*	8,938	1,216,462
MSC Industrial Direct Co., Inc., Class A	16,073	1,170,275
		3,909,509
Savings & Loans — 0.4%
Capitol Federal Financial, Inc.	38,344	318,255
Semiconductors — 0.4%
Applied Materials, Inc.	3,761	308,139
Shipbuilding — 1.1%
Huntington Ingalls Industries, Inc.	3,989	883,563
Software — 0.7%
Electronic Arts, Inc.	1,358	157,134
Open Text Corp.	13,672	361,488
		518,622
Telecommunications — 0.4%
Juniper Networks, Inc.	11,841	309,287
	Number of Shares	Value†

Transportation — 0.7%
Heartland Express, Inc.	38,159	$546,055
TOTAL COMMON STOCKS (Cost $74,140,805)		65,967,017

REAL ESTATE INVESTMENT TRUSTS — 8.5%
Apartments — 1.2%
Essex Property Trust, Inc.	3,767	912,481
Diversified — 2.4%
Equinix, Inc.	1,793	1,019,930
VICI Properties, Inc.	8,347	249,158
Weyerhaeuser Co.	7,607	217,256
WP Carey, Inc.	5,875	410,075
		1,896,419
Healthcare — 1.7%
Healthcare Realty Trust, Inc.	9,481	197,679
Healthpeak Properties, Inc.	50,336	1,153,701
		1,351,380
Single Tenant — 1.3%
Realty Income Corp.	17,302	1,006,976
Storage & Warehousing — 0.6%
Public Storage	1,651	483,429
Strip Centers — 1.3%
Regency Centers Corp.	18,220	981,147
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,064,032)		6,631,832

PREFERRED STOCKS — 0.9%
Household Products & Wares — 0.9%
Henkel AG & Co., KGaA (Cost $759,423)	11,734	696,847

EXCHANGE TRADED FUNDS — 1.8%
Investment Companies — 1.8%
iShares Russell Mid-Cap Value ETF (Cost $1,548,805)	14,709	1,412,799

MASTER LIMITED PARTNERSHIP — 1.1%
Pipelines — 1.1%
Enterprise Products Partners LP (Cost $889,414)	36,824	875,675

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Mid Core Value Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 2.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $2,212,440)	2,212,440	$2,212,440
TOTAL INVESTMENTS — 100.1% (Cost $87,614,919)		$77,796,610
Other Assets & Liabilities — (0.1)%		(67,004)
TOTAL NET ASSETS — 100.0%		$77,729,606

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
ETF— Exchange-Traded Fund.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 9/30/2022††
United States	88%
United Kingdom	3
France	3
Netherlands	3
Germany	1
Switzerland	1
Canada	1
Total	100%
††	% of total investments as of September 30, 2022.

Open forward foreign currency contracts held at September 30, 2022 were as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Buy	Pound Sterling	Bank of America	12/30/22	17,815	0.89424	$19,053	$19,921	$868	$—
Sell	Pound Sterling	Bank of America	12/30/22	(569,908)	0.89424	(643,982)	(637,310)	6,672	—
Buy	Euro	JPMorgan	12/30/22	151,893	1.01263	146,983	149,998	3,015	—
Sell	Euro	JPMorgan	12/30/22	(4,682,079)	1.01263	(4,600,119)	(4,623,676)	—	(23,557)
Buy	Norwegian Krone	UBS Securities	12/30/22	176,980	10.86227	16,609	16,293	—	(316)
Sell	Norwegian Krone	UBS Securities	12/30/22	(2,314,103)	10.86227	(222,935)	(213,040)	9,895	—
	Total							$20,450	$(23,873)
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